        John H. Lively

                                                                                              The Law Offices of John H. Lively & Associates, Inc.

                                                                                              A member firm of The 1940 Act Law Group

                                                                                              11300 Tomahawk Creek Parkway, Suite 310

        Leawood, KS  66211

        Phone: 913.660.0778   Fax: 913.660.9157

        john.lively@1940actlawgroup.com

January 16, 2014

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:  Proxy Statement on Schedule 14A for Cottonwood Mutual Funds (the “Trust”) (File Nos. 811-22602 and 333-176541)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, on behalf of its HAGIN Keystone Market Neutral Fund (the “Fund”), please find a proxy statement pursuant to Section 14(a) of the Securities Exchange Act of 1934.  The Trust is filing the proxy statement to solicit shareholder vote on a proposal to approve an investment advisory agreement with respect to the Fund between HAGIN Investment Management and the Trust and a proposal to elect Trustees.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

Sincerely,

/s/ John H. Lively

John H. Lively